SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2012 Options Granted January 9, 2012 [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member] Minimum [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member] Maximum [Member]	Dec. 31, 2013 Options Granted April 3, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.05%			2.29%
Exercise multiple		2.2	3.0	2.8
Volatility rate	58.70%			51.78%
Dividend yield	0.00%			0.00%
Post-vesting forfeiture rate		3.00%	9.50%	3.00%